UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22006

Name of Fund:     BlackRock Global Equity Income Trust (BFD)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Equity Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—93.3%
		Common Stocks—93.3%
		Australia—3.1%
27,912		Australia & New Zealand Banking Group Ltd.	$661,827
441,946		Brambles Ltd.	4,300,871
164,315		Commonwealth Bank of Australia	7,399,557
2,790,407		Goodman Fielder Ltd.	4,284,206
159,347		ING Industrial Fund (REIT )	291,180
28,834		National Australia Bank Ltd.	910,318
1,302,775		Oxiana Ltd.	3,616,412
12,265		QBE Insurance Group Ltd.	311,279
11,310		Wesfarmers Ltd.	365,201
22,853		Westfield Group (REIT)	384,148
27,955		Westpac Banking Corp.	651,957
18,733		Woolworths Ltd.	488,220

		Total Australia	23,665,176

		Austria—0.1%
17,494		Voestalpine AG	1,078,774

		Belgium—0.3%
2,484		Compagnie Maritime Belge S.A.	189,717
82,636		Fortis	1,848,317
2,586		KBC Groep N.V.	330,150
737		Umicore	168,368

		Total Belgium	2,536,552

		Bermuda—0.1%
19,075		Covidien Ltd.	851,317

		Canada—3.7%
6,800		Bank of Montreal	384,343
13,700		Bank of Nova Scotia	657,540
317,600		Biovail Corp.	4,336,732
4,300		Canadian Imperial Bank of Commerce	313,705
70,800		Enerplus Resources Fund	2,747,947
22,173		Fording Canadian Coal Trust	993,760
78,800		Manulife Financial Corp.	2,968,195
171,063		Penn West Energy Trust	4,598,367
9,400		Potash Corp. of Saskatchewan	1,327,824
78,100		Precision Drilling Trust	1,346,458
66,200		Provident Energy Trust	658,670
20,800	[1]	Research In Motion Ltd.	1,948,556
35,400		Royal Bank of Canada	1,785,778
160,300		Shaw Communications, Inc.	3,140,382
7,800		Sun Life Financial, Inc.	385,708
12,107		Teck Cominco Ltd., Class B	395,267
5,900		TransAlta Corp.	187,451

		Total Canada	28,176,683

		Denmark—0.5%
7,400		Danske Bank A/S	265,908
46,482		TrygVesta AS	3,380,796

		Total Denmark	3,646,704

		Finland—1.3%
12,400		Fortum Oyj	502,694
88,500		Nokia Oyj	3,258,784
85,483		Uponor Oyj	2,130,283
57,600		Wartsila Oyj, B Shares	3,705,052

		Total Finland	9,596,813

		France—4.0%
2,717		Accor S.A.	208,395
10,972		Air Liquide	1,529,901
20,924		Alstom	4,225,350
58,122		AXA S.A.	1,996,340
11,252		Carrefour S.A.	792,361
168,112		France Telecom S.A.	5,928,959
33,848		Sanofi-Aventis	2,760,240
9,237		Schneider Electric S.A.	1,068,468
25,735		Societe Generale	3,232,640
25,001		Suez S.A.	1,531,409
43,022		Total S.A.	3,131,076
27,224		Vinci S.A.	1,861,202

Shares		Description	Value

		France— (cont’d)
60,709		Vivendi	$2,446,306

		Total France	30,712,647

		Germany—3.5%
18,450		Allianz SE	3,288,395
9,355		BASF AG	1,218,405
61,646		Bayer AG	5,058,014
61,823		DaimlerChrysler AG	4,834,523
3,582		Deutsche Bank AG	403,179
15,780		Deutsche Post AG	509,598
76,553		Deutsche Telekom AG	1,568,094
16,730		E.ON AG	3,080,947
7,855		Metro AG	643,777
16,200		MLP AG	255,246
44,435		RWE AG	5,454,673
23,034	[1]	TUI AG	497,813

		Total Germany	26,812,664

		Greece—0.5%
3,822		Hellenic Exchanges S.A. Holding Clearing
		Settlement & Registry	129,035
42,179		Motor Oil Hellas Corinth Refineries S.A.	813,799
9,472		National Bank of Greece S.A.	578,928
61,517		OPAP S.A.	2,149,159

		Total Greece	3,670,921

		Hong Kong—1.7%
1,056,500		BOC Hong Kong Holdings Ltd.	2,641,641
23,000		Cheung Kong Holdings Ltd.	372,938
308,100		Hang Seng Bank Ltd.	6,118,184
152,500		HongKong Electric Holdings	870,222
33,000		Hutchison Whampoa Ltd.	324,879
1,686,462		Pacific Basin Shipping Ltd.	2,368,660

		Total Hong Kong	12,696,524

		Ireland—0.2%
13,671		Allied Irish Banks Plc	304,514
33,870		Bank of Ireland	496,510
24,266	[1]	Elan Corp. Plc	617,330

		Total Ireland	1,418,354

		Italy—2.3%
176,859		Arnoldo Mondadori Editore S.p.A.	1,421,185
340,894		Enel S.p.A.	3,786,333
196,977		Eni S.p.A.	6,368,762
217,822		Mediaset S.p.A.	1,916,758
677,202		Telecom Italia S.p.A.	2,056,930
226,741		UniCredito Italiano S.p.A.	1,680,409

		Total Italy	17,230,377

		Japan—8.6%
32,250		Acom Co. Ltd.	808,957
99,000		Amada Co. Ltd.	858,141
54,000		Asahi Kasei Corp.	331,366
27,700		Astellas Pharma, Inc.	1,201,546
30,900		Canon, Inc.	1,309,945
41,700		Daiichi Sankyo Co. Ltd.	1,251,580
447,000		Daiwa Securities Group, Inc.	4,005,770
257,000		Ebara Corp.	809,322
26,300		Eisai Co. Ltd.	1,088,496
7,900		FUJIFILM Holdings Corp.	306,724
81,000		Fujitsu Ltd.	529,279
103,000		Hitachi Ltd.	771,701
45,500		Honda Motor Co. Ltd.	1,407,030
5,700		Ibiden Co. Ltd.	361,878
29		Japan Real Estate Investment Corp. (REIT)	339,298
134		Japan Tobacco, Inc.	711,133
56,500		JFE Holdings, Inc.	2,635,710
23,500		Kansai Electric Power Co., Inc. (The)	586,041
53,000		Kao Corp.	1,603,706
457,000		Kobe Steel Ltd.	1,543,572
35,900		Konami Corp.	1,078,239
19,500		Konica Minolta Holdings, Inc.	314,244
66,800		Marui Co. Ltd.	590,965

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD)(continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		Japan— (cont’d)
9,100		Millea Holdings, Inc.	$346,735
215,500		Mitsubishi Chemical Holdings Corp.	1,568,803
30,200		Mitsubishi Corp.	800,276
43,000		Mitsubishi Electric Corp.	395,636
8,000		Mitsubishi Estate Co. Ltd.	215,349
49,000		Mitsubishi Materials Corp.	202,853
242,000		Mitsubishi UFJ Financial Group, Inc.	2,398,574
103,000		Mitsui & Co. Ltd.	2,098,299
22,000		Mitsui Fudosan Co. Ltd.	510,346
4,900		Nidec Corp.	322,592
10,100		Nintendo Co. Ltd.	5,107,400
113		Nippon Building Fund, Inc. (REIT )	1,315,184
15,000		Nippon Electric Glass Co. Ltd.	224,092
399,500		Nippon Mining Holdings, Inc.	2,367,768
233,000		Nippon Steel Corp.	1,416,400
290,400		Nissan Motor Co. Ltd.	2,712,318
127,800		Nomura Holdings, Inc.	1,867,868
8,000		Olympus Corp.	269,862
22,100		Oracle Corp.	969,344
73,000		OSG Corp.	740,898
10,200		Seven & I Holdings Co. Ltd.	252,734
11,900		Shin-Etsu Chemical Co. Ltd.	629,415
28,100		Sony Corp.	1,327,468
5,200		Sumco Corp.	115,241
408,000		Sumitomo Metal Industries Ltd.	1,950,993
22,000		Sumitomo Metal Mining Co. Ltd.	365,337
185		Sumitomo Mitsui Financial Group, Inc.	1,484,748
11,000		Sumitomo Realty & Development Co.Ltd.	274,974
87,400		Sumitomo Rubber Industries, Inc.	778,631
2,800		Takeda Pharmaceutical Co. Ltd.	170,978
88,890		Takefuji Corp.	2,554,464
211,000		TonenGeneral Sekiyu KK	1,832,107
70,300		Toyota Motor Corp.	3,806,117
9,000		Yaskawa Electric Corp.	96,258

		Total Japan	65,934,705

		Netherlands—1.6%
116,988		Aegon N.V.	1,747,749
3,617		Akzo Nobel N.V.	267,582
18,339	[1]	ASML Holding N.V.	483,926
5,473		InBev N.V.	446,299
106,533		Royal KPN N.V.	1,933,480
233,415		Unilever N.V.	7,611,673

		Total Netherlands	12,490,709

		New Zealand—0.2%
372,077		Sky City Entertainment Group Ltd.	1,290,641

		Norway—0.5%
21,112		Norsk Hydro ASA	252,964
18,202		StatoilHydro ASA	479,280
57,600		Stolt-Nielsen S.A.	1,483,914
173,819		Storebrand ASA	1,419,153

		Total Norway	3,635,311

		Portugal—0.1%
36,863		Banco Comercial Portugues S.A.	115,283
59,970		Energias de Portugal S.A.	382,676

		Total Portugal	497,959

		Singapore—0.8%
456,000		ComfortDelgro Corp. Ltd.	509,740
1,077,000		Parkway Holdings Ltd.	2,736,285
96,000		SembCorp Industries Ltd.	314,707
796,000		Singapore Press Holdings Ltd.	2,469,074

		Total Singapore	6,029,806

		Spain—1.5%
160,257		Banco Bilbao Vizcaya Argentaria S.A.	3,371,127
57,641		Banco Popular Espanol S.A.	893,268
100,273		Banco Santander Central Hispano S.A.	1,763,569

Shares		Description	Value

		Spain— (cont’d)
192,217		Telefonica S.A.	$5,619,196

		Total Spain	11,647,160

		Sweden—0.9%
7,900		Hennes & Mauritz AB	428,242
32,500		Nordea Bank AB	443,630
42,120		OMX AB	1,750,516
7,800		Skandinaviska Enskilda Banken AB	178,377
197,000		Skanska AB, B Shares	3,389,778
25,500		Volvo AB, B Shares	345,169

		Total Sweden	6,535,712

		Switzerland—2.8%
212,179		ABB Ltd.	5,306,901
31,815		Ciba Specialty Chemicals AG	1,293,690
41,099		Credit Suisse Group	2,340,072
1,155		Holcim Ltd.	112,805
7,357	[1]	Logitech Intl. S.A.	223,426
8,113		Nestle S.A.	3,632,151
953		SGS S.A.	1,242,994
2,079		Sonova Holding AG	185,852
25,439		Swiss Reinsurance	1,911,367
7,480		Syngenta AG	1,972,607
2,656		Synthes, Inc.	340,159
43,000		UBS AG	1,786,386
2,694		Zurich Financial Services AG	771,377

		Total Switzerland	21,119,787

		United Kingdom—10.3%
113,915		Anglo American Plc	6,294,463
21,160		AstraZeneca Plc	888,652
34,309		Aviva Plc	430,421
43,532		BAE Systems Plc	405,529
104,292		Barclays Plc	984,479
521,306		BP Plc	5,556,073
192,476		British American Tobacco Plc	6,894,985
230,224		BT Group Plc	1,196,218
77,950		Carnival Plc	3,393,070
37,879		Diageo Plc	764,630
1,052,003		Electrocomponents Plc	4,035,246
367,450		Friends Provident Plc	1,022,234
385,352		GlaxoSmithKline Plc	9,133,014
51,260		HBOS Plc	714,259
577,565		HSBC Holdings Plc	8,665,495
9,324		Imperial Tobacco Group Plc	456,083
682,228		Lloyds TSB Group Plc	5,958,128
31,295		Mondi Plc	240,963
17,934		National Express Group Plc	422,660
36,607		National Grid Plc	565,876
20,297		Provident Financial Plc	330,933
32,682		Prudential Plc	418,973
77,499		Rank Group Plc	140,348
129,231		Royal Bank of Scotland Group Plc	996,304
139,726		Royal Dutch Shell Plc	4,924,487
106,648		Tesco Plc	891,529
59,026		Unilever Plc	1,945,722
336,882		United Utilities Plc	4,800,462
1,784,592		Vodafone Group Plc	6,242,963

		Total United Kingdom	78,714,199

		United States—44.7%
19,600	[2]	3M Co.	1,561,140
46,100	[2]	Abbott Laboratories	2,595,430
2,300		Aetna, Inc.	122,498
2,900	[2]	Alcoa, Inc.	95,990
206,000	[2]	Allied Capital Corp.	4,558,780
20,500		Allstate Corp. (The)	1,010,035
136,700	[2]	Altria Group, Inc.	10,364,594
158,600	[2]	American Capital Strategies Ltd.	5,577,962
15,900		American Electric Power Co., Inc.	680,997
104,500	[2]	Analog Devices, Inc.	2,963,620

2

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		United States— (cont’d)
23,800	[2]	Anheuser-Busch Cos., Inc.	$1,107,176
9,300		Apache Corp.	887,592
28,500	[1,2]	Apple, Inc.	3,857,760
16,200	[2]	Applied Materials, Inc.	290,304
183,200	[2]	AT&T, Inc.	7,051,368
89,500	[1,2]	Autodesk, Inc.	3,682,925
17,800		Avon Products, Inc.	623,356
9,000		Baker Hughes, Inc.	584,370
153,500	[2]	Bank of America Corp.	6,807,725
36,469		Bank of New York Mellon Corp. (The)	1,700,550
3,100		Baxter Intl., Inc.	188,294
15,500	[2]	BB&T Corp.	562,340
8,600		Best Buy Co., Inc.	419,766
16,900		Black & Decker Corp.	1,225,926
252,600	[2]	Bristol-Myers Squibb Co.	5,857,794
19,000	[1]	Broadcom Corp.	419,520
29,600	[2]	Campbell Soup Co.	935,656
14,700	[2]	Carnival Corp.	654,003
22,500	[2]	CBS Corp., Class B	566,775
17,600		Chesapeake Energy Corp.	655,248
99,700	[2]	Chevron Corp.	8,424,650
16,500		Chubb Corp.	854,535
12,400		Cigna Corp.	609,584
150,800	[1,2]	Cisco Systems, Inc.	3,694,600
176,700	[2]	Citigroup, Inc.	4,986,474
1,365		CME Group, Inc.	844,799
59,000	[2]	Coca-Cola Co. (The)	3,491,030
38,600		ConocoPhillips	3,100,352
13,300		Consolidated Edison, Inc.	579,614
7,200		Constellation Energy Group, Inc.	676,512
49,200		Corning, Inc.	1,184,244
83,400		Cummins, Inc.	4,026,552
43,500	[2]	CVS Caremark Corp.	1,699,545
25,500	[2]	D.R. Horton, Inc.	439,875
11,900		Devon Energy Corp.	1,011,262
8,150		Discover Financial Services	142,625
18,000		Dominion Resources, Inc.	774,000
36,800	[2]	Dow Chemical Co. (The)	1,422,688
50,400		Duke Energy Corp.	940,464
56,900	[2]	E.I. du Pont de Nemours & Co.	2,570,742
8,100		Eastman Kodak Co.	161,433
4,200		Eaton Corp.	347,592
121,200	[1,2]	eBay, Inc.	3,259,068
12,400		Edison Intl.	646,784
12,400	[1]	Electronic Arts, Inc.	587,388
31,500		Eli Lilly & Co.	1,622,880
4,200		Embarq Corp.	190,260
59,100	[1]	EMC Corp.	937,917
38,500	[2]	Emerson Electric Co.	1,957,340
8,100		Entergy Corp.	876,258
21,300	[2]	Exelon Corp.	1,622,847
127,700	[2]	Exxon Mobil Corp.	11,033,280
73,400	[2]	Fannie Mae	2,485,324
80,200	[2]	Fidelity National Financial, Inc.	1,579,138
19,900		Fifth Third Bancorp	539,290
6,100	[1]	First Solar, Inc.	1,108,797
12,200		FirstEnergy Corp.	868,884
17,800		Fluor Corp.	2,165,726
15,400		FPL Group, Inc.	992,992
24,400		Freddie Mac	741,516
52,400	[2]	Freeport-McMoRan Copper & Gold, Inc.	4,665,172
9,000	[1]	Genentech, Inc.	631,710
351,700	[2]	General Electric Co.	12,453,697
13,800		General Mills, Inc.	753,618
83,400	[2]	General Motors Corp.	2,361,054
30,200	[1]	Gilead Sciences, Inc.	1,379,838
15,200		Goldman Sachs Group, Inc. (The)	3,051,704
13,070	[1,2]	Google, Inc.	7,375,401
26,000		Halliburton Co.	862,420
11,600		Hartford Financial Services Group, Inc.	936,932

Shares		Description	Value

		United States— (cont’d)
33,500		HCP, Inc. (REIT)	$1,018,735
24,000		Hewlett-Packard Co.	1,050,000
53,400		Home Depot, Inc.	1,637,778
110,832		Idearc, Inc.	1,802,128
162,800	[2]	Intel Corp.	3,451,360
26,600		Intl. Paper Co.	857,850
7,000	[1]	Intuitive Surgical, Inc.	1,778,000
117,652		iStar Financial, Inc. (REIT)	3,138,955
4,800		JCPenney Co., Inc.	227,568
88,100	[2]	Johnson & Johnson	5,573,206
23,700		Johnson Controls, Inc.	838,269
51,900		Joy Global, Inc.	3,272,295
97,900		JPMorgan Chase & Co.	4,655,145
21,500	[1]	Juniper Networks, Inc.	583,725
22,000		Kellogg Co.	1,053,800
24,900		Kimberly-Clark Corp.	1,634,685
48,871		Kraft Foods, Inc.	1,429,965
3,500		L-3 Communications Holdings, Inc.	387,905
28,200	[1]	Lam Research Corp.	1,082,598
109,698	[2]	Lamar Advertising Co., Class A	4,730,178
44,900	[1]	Las Vegas Sands Corp.	3,936,383
5,300	[1]	Liberty Media Corp. - Capital, Ser. A	570,386
17,800		Lincoln National Corp.	967,608
85,300		Linear Technology Corp.	2,360,251
27,700		Lowe’s Cos., Inc.	732,388
40,300		Ltd. Brands, Inc., Class A	769,327
15,000		Macy’s, Inc.	414,600
22,800		Marathon Oil Corp.	1,068,180
24,000		Marsh & McLennan Cos., Inc.	662,400
47,200		Masco Corp.	1,082,296
9,300		Massey Energy Co.	345,774
94,700		McDonald’s Corp.	5,071,185
23,200	[1]	Medco Health Solutions, Inc.	1,161,856
9,800		Medtronic, Inc.	456,386
61,300		Merck & Co., Inc.	2,836,964
114,500		Microchip Technology, Inc.	3,653,695
89,200	[3]	Microsoft Corp.	2,907,920
74,300	[1]	Millennium Pharmaceuticals, Inc.	1,127,131
15,400		Monsanto Co.	1,731,576
23,300		Motorola, Inc.	268,649
16,300		National City Corp.	289,977
14,000	[1]	National Oilwell Varco, Inc.	843,220
129,800	[2]	New York Community Bancorp, Inc.	2,407,790
21,900		Newell Rubbermaid, Inc.	528,228
11,100		Newmont Mining Corp.	603,174
32,100		News Corp., Class A	606,690
1,600		Northrop Grumman Corp.	126,976
20,900	[1]	Nvidia Corp.	513,931
9,400		Omnicom Group, Inc.	426,478
123,000	[1,2]	Oracle Corp.	2,527,650
6,100		PACCAR, Inc.	286,212
13,800		Paychex, Inc.	451,536
48,300		PepsiCo, Inc.	3,293,577
472,900	[3]	Pfizer, Inc.	11,061,131
14,300		PG&E Corp.	586,872
66,800		Pitney Bowes, Inc.	2,451,560
3,000	[1]	Plains Exploration & Production Co.	145,920
8,100		Plum Creek Timber Co., Inc. (REIT)	338,175
15,300		PPL Corp.	748,476
95,400	[2]	Procter & Gamble Co.	6,291,630
10,100		Public Service Enterprise Group, Inc.	969,600
26,700	[2]	Qualcomm, Inc.	1,132,614
29,300		Regions Financial Corp.	739,532
25,800		Rohm & Haas Co.	1,376,430
14,800	[2]	RR Donnelley & Sons Co.	516,372
93,600	[1]	SanDisk Corp.	2,382,120
79,000		Sara Lee Corp.	1,110,740
33,200		Schlumberger Ltd.	2,505,272
8,900		Simon Property Group, Inc. (REIT)	795,482
71,983		Smith Intl., Inc.	3,902,198

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		United States— (cont’d)
30,000		Southern Co.	$1,090,500
25,300		Spectra Energy Corp.	577,852
11,900	[2]	Starwood Hotels & Resorts Worldwide, Inc.	538,475
11,400		Stryker Corp.	763,458
13,500		SunTrust Banks, Inc.	930,825
44,500	[2]	SYSCO Corp.	1,292,725
28,900	[2]	Texas Instruments, Inc.	893,877
16,300	[1]	Thermo Fisher Scientific, Inc.	839,287
3,707	[1]	Transocean, Inc.	454,478
23,600	[2]	Travelers Cos., Inc. (The)	1,135,160
19,075		Tyco Electronics Ltd.	644,926
19,075		Tyco Intl. Ltd.	750,792
120,100	[2]	U.S. Bancorp	4,077,395
55,200	[2]	United Parcel Service, Inc., Class B	4,038,432
29,100	[2]	UST, Inc.	1,512,036
18,500		Valero Energy Corp.	1,095,015
91,500	[2]	Verizon Communications, Inc.	3,553,860
53,800	[2]	Wachovia Corp.	2,094,434
46,400	[2]	Walt Disney Co. (The)	1,388,752
26,600		Washington Mutual, Inc.	529,872
35,000		Waste Management, Inc.	1,135,400
96,400		Wells Fargo & Co.	3,278,564
29,400		Weyerhauser Co.	1,990,968
23,900		Williams Cos., Inc.	764,083
158,096		Windstream Corp.	1,835,495
99,000	[2]	Xcel Energy, Inc.	2,058,210
17,250		XTO Energy, Inc.	895,965
21,300		Yum! Brands, Inc.	727,608

		Total United States	340,457,008

		Total Common Stocks (cost $772,972,328)	710,446,503

		MONEY MARKET FUND—3.5%
27,094,549	[4]	Fidelity Institutional Money Market Prime Portfolio, 3.96% (cost $27,094,549)	27,094,549

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
150	Dow Jones Euro Stoxx, strike price 4,000 EUR, expires 03/20/08	142,389
50	S&P 500, strike price $1,385, expires 03/24/08	—

	Total Outstanding Call Options Purchased (cost $306,596)	142,389

	Total investments before outstanding options written (cost $800,373,4735)	737,683,441

	OUTSTANDING CALL OPTIONS WRITTEN—(0.7)%
(45)	Dow Jones Euro Stoxx, strike price 3,800 EUR, expires 02/15/08	(63,322)
(250)	Dow Jones Euro Stoxx, strike price 4,200 EUR, expires 03/20/08	(60,397)
(255)	FTSE 100 Index, strike price 6,000 GBP, expires 02/15/08	(443,694)
(190)	FTSE 100 Index, strike price 6,150 GBP, expires 02/15/08	(140,740)
(115)	Nikkei, strike price 14,000 JPY, expires 03/14/08	(389,299)
(110)	Nikkei, strike price 14,500 JPY, expires 03/14/08	(188,772)
(115)	Nikkei, strike price 15,000 JPY, expires 03/14/08	(86,511)
(85)	S&P 500, strike price $1,350, expires 02/16/08	(359,125)
(915)	S&P 500, strike price $1,375, expires 02/16/08	(2,488,800)
(520)	S&P 500, strike price $1,400, expires 02/16/08	(800,800)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(150)	S&P 500, strike price $1,440, expires 03/22/08	$(295,500)

	Total Outstanding Call Options Written (premium received $4,932,369)	(5,316,960)

Total investments net of outstanding options written—96.1%		$732,366,481
Other assets in excess of liabilities—3.9%		29,451,081

Net Assets—100.0%		$761,817,562

[1]	Non-income producing security.

[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[3]

Security, or a portion thereof, pledged as collateral with a value of $9,921,660 on 211 long Dow Jones Euro Stoxx futures contracts, 89 long FTSE 100 Index futures contracts, 121 long Nikkei JPY Denominated futures contracts and 344 long S&P 500 futures contracts all expiring March 2008. The notional value of such contracts on January 31, 2008 was $53,833,775, with an unrealized loss of $1,952,090.

[4]	Represents current yield as of January 31, 2008.

[5]

Cost for federal income tax purposes is $800,430,844. The net unrealized depreciation on a tax basis is $62,747,403, consisting of $25,548,412 gross unrealized appreciation and $88,295,815 gross unrealized depreciation.

KEY TO ABBREVIATIONS

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust

4

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Equity Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Equity Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Equity Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Equity Income Trust

Date: March 24, 2008